As filed with the Securities and Exchange Commission on 8/28/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 84.60%	Value
	Banks - 1.62%
130,320	Wells Fargo & Co.	$6,166,742
	Beverages - 3.86%
131,948	Heineken N.V. (b)	14,724,738
	Chemicals - 2.07%
17,232	Sherwin-Williams Co.	7,897,253
	Communications Equipment - 2.18%
49,844	Motorola Solutions, Inc.	8,310,490
	Diversified Financial Services - 4.78%
85,457	Berkshire Hathaway, Inc. - Class B (a)	18,216,869
	Food & Staples Retailing - 3.04%
212,858	CVS Health Corp.	11,598,632
	Food Products - 2.97%
84,496	Hershey Co.	11,324,999
	Health Care Providers & Services - 2.42%
68,809	McKesson Corp.	9,247,242
	Health Care Technology - 1.82%
94,983	Cerner Corp.	6,962,254
	Hotels, Restaurants & Leisure - 4.15%
332,580	Compass Group plc (b)	7,969,959
94,013	Starbucks Corp.	7,881,110
		15,851,069
	Insurance - 4.70%
92,962	Aon plc	17,939,807
	Interactive Media & Services - 2.33%
8,218	Alphabet, Inc. - Class C (a)	8,882,918
	Internet & Direct Marketing Retail - 4.11%
8,367	Booking Holdings, Inc. (a)	15,685,699
	Internet Media - 1.25%
40,520	Baidu, Inc. - ADR (a)	4,755,427
	IT Services - 3.58%
215,310	Cognizant Technology Solutions Corp. - Class A	13,648,501
	Media - 6.57%
372,294	Comcast Corp. - Class A	15,740,590
89,412	Liberty Broadband Corp. (a)	9,318,519
		25,059,109
	Multiline Retail - 3.85%
136,747	Dollar Tree, Inc. (a)	14,685,260
	Pharmaceuticals - 7.34%
92,252	Allergan plc	15,445,753
137,514	Novartis AG - ADR	12,556,403
		28,002,156
	Pharmaceutical Preparation and Manufacturing - 1.95%
53,325	Johnson & Johnson	7,427,106
	Road & Rail - 4.10%
128,446	Kansas City Southern	15,647,292
	Software - 10.42%
183,304	Microsoft Corp.	24,555,404
266,422	Oracle Corp.	15,178,061
		39,733,465
	Specialty Retail - 3.48%
86,038	Advance Auto Parts, Inc.	13,261,897
	Trading Companies & Distributors - 2.01%
46,890	Watsco, Inc.	7,667,922
	TOTAL COMMON STOCKS (Cost $252,874,027)	322,696,847

	PREFERRED STOCK - 2.19%
	Semiconductors & Semiconductor Equipment - 2.19%
251,560	Samsung Electronics Co., Ltd., 2.78%, (b)	8,333,408
	TOTAL PREFERRED STOCK (Cost $4,082,982)	8,333,408

	SHORT-TERM INVESTMENTS - 13.07%
	Money Market Fund - 2.00%
7,631,170	First American Treasury Obligations Fund, Class Z, 2.23% (c)	7,631,170
	TOTAL MONEY MARKET FUND (Cost $7,631,170)	7,631,170

Principal Amount
	U.S. Treasury Bills - 11.07%
$19,638,000	2.09%, 8/15/2019 (d)	19,586,757
22,780,000	2.09%, 10/10/2019 (d)	22,646,427
	TOTAL U.S. TREASURY BILLS (Cost $42,218,508)	42,233,184
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,849,678)	49,864,354

Total Investments in Securities (Cost $306,806,687) - 99.86%	380,894,609
Other Assets in Excess of Liabilities - 0.14%	535,607
TOTAL NET ASSETS - 100.00%	$381,430,216

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2019.
(d)	Rate shown is the discount rate at June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 62.06%	Value
	Banks - 1.14%
12,795	Wells Fargo & Co.	$605,459
	Beverages - 2.60%
12,410	Heineken N.V. (b)	1,384,894
	Capital Markets - 0.63%
6,758	Oaktree Cap Group, LLC	334,791
	Chemicals - 1.44%
1,677	Sherwin-Williams Co.	768,552
	Communications Equipment - 1.53%
4,896	Motorola Solutions, Inc.	816,310
	Diversified Financial Services - 3.39%
8,474	Berkshire Hathaway, Inc. - Class B (a)	1,806,403
	Food & Staples Retailing - 2.20%
21,476	CVS Health Corp.	1,170,227
	Food Products - 2.04%
8,124	Hershey Co.	1,088,860
	Health Care Providers & Services - 1.76%
6,967	McKesson Corp.	936,295
	Health Care Technology - 1.37%
9,933	Cerner Corp.	728,089
	Hotels, Restaurants & Leisure - 4.42%
30,720	Compass Group plc (b)	736,175
250,300	Domino's Pizza Group plc (b)	883,677
8,733	Starbucks Corp.	732,088
		2,351,940
	Insurance - 3.13%
8,649	Aon plc	1,669,084
	Interactive Media & Services - 1.74%
859	Alphabet, Inc. - Class C (a)	928,502
	Internet & Direct Marketing Retail - 2.99%
850	Booking Holdings, Inc. (a)	1,593,503
	Internet Media - 0.88%
3,985	Baidu, Inc. - ADR (a)	467,680
	IT Services - 2.56%
21,475	Cognizant Technology Solutions Corp. - Class A	1,361,300
	Media - 4.64%
36,880	Comcast Corp. - Class A	1,559,287
8,747	Liberty Broadband Corp. (a)	911,612
		2,470,899
	Multiline Retail - 2.63%
13,050	Dollar Tree, Inc. (a)	1,401,440
	Pharmaceuticals - 5.23%
9,086	Allergan plc	1,521,269
13,856	Novartis AG - ADR	1,265,191
		2,786,460
	Pharmaceutical Preparation and Manufacturing - 1.45%
5,530	Johnson & Johnson	770,218
	Road & Rail - 2.93%
12,820	Kansas City Southern	1,561,732
	Software - 7.35%
18,161	Microsoft Corp.	2,432,848
26,054	Oracle Corp.	1,484,296
		3,917,144
	Specialty Retail - 2.58%
8,897	Advance Auto Parts, Inc.	1,371,384
	Trading Companies & Distributors - 1.43%
4,645	Watsco, Inc.	759,597
	TOTAL COMMON STOCKS (Cost $25,556,160)	33,050,763

	PREFERRED STOCKS - 6.17%
	Closed-End Fund - 4.06%
42,653	GDL Fund - Series C, 4.00~~%~~	2,163,147
	Semiconductors & Semiconductor Equipment - 2.11%
33,900	Samsung Electronics Co., Ltd., 2.78% (b)	1,123,003
	TOTAL PREFERRED STOCKS (Cost $2,677,470)	3,286,150

	EXCHANGE-TRADED FUND - 1.42%
5,675	SPDR Gold Shares (a)	755,910
	TOTAL EXCHANGE-TRADED FUND (Cost $687,809)	755,910

Principal
Amount	CORPORATE BONDS - 8.29%
	Beverages - 0.17%
	Coca-Cola European Partners LLC
$85,000	4.50%, 9/1/2021	88,122
	Communications Equipment - 0.76%
	Motorola Solutions, Inc.

400,000	3.50%, 9/1/2021	406,884
	Computer and Electronic Product Manufacturing - 0.19%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	98,724
	Food & Staples Retailing - 0.15%
	Walgreens Boots Alliance, Inc.
82,000	2.70%, 11/18/2019	82,018
	Insurance - 0.06%
	American International Group, Inc.
34,000	2.30%, 7/16/2019	33,998
	Internet Software & Services - 0.10%
	eBay, Inc.
54,000	2.20%, 8/1/2019	53,983
	Media - 0.02%
	Viacom, Inc.
11,000	2.75%, 12/15/2019	10,997
	Petroleum and Coal Products Manufacturing - 3.07%
	Murphy Oil USA, Inc.
1,022,000	6.00%, 8/15/2023	1,053,937
557,000	5.625%, 5/1/2027	582,065
		1,636,002
	Securities and Commodity Contracts Intermediation and Brokerage - 3.48%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, (3 month LIBOR + 0.7675%), 6/1/2043 (c)	1,851,077
	Specialty Retail - 0.29%
	L Brands, Inc.
56,000	7.00%, 5/1/2020	58,274
90,000	6.625%, 4/1/2021	95,490
		153,764
	TOTAL CORPORATE BONDS (Cost $4,177,067)	4,415,569

	MUNICIPAL BONDS - 6.71%	Value
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,405
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	84,001
145,000	7.875%, 2/1/2026, Series 2011B	156,581
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	97,601
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	126,253
405,000	5.60%, 11/1/2020	424,424
745,000	6.65%, 3/1/2022, Series 2010	819,358
980,000	7.95%, 3/1/2036, Series 2010	1,016,956
	Commonwealth of Massachusetts, Build America Bonds
205,000	4.20%, 12/1/2021	212,234
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	38,026
15,000	4.988%, 4/1/2039	16,325
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	101,924
240,000	5.20%, 12/1/2022	262,020
25,000	5.30%, 12/1/2023	27,971
10,000	5.027%, 4/1/2024	10,197
	State of Florida, Build America Bonds
10,000	4.65%, 6/1/2020	10,019
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,167
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	16,064
	State of Illinois, Build America Bonds
20,000	5.727%, 4/1/2020	20,435
	State of Maryland, Build America Bonds
10,000	4.10%, 3/1/2020	10,127
20,000	4.20%, 3/1/2021	20,698
5,000	4.55%, 8/15/2024	5,016
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	42,679
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	35,639
	TOTAL MUNICIPAL BONDS (Cost $3,704,588)	3,575,120

	U.S. TREASURY INFLATION INDEXED NOTE - 1.96%
1,055,229	0.125%, 4/15/2020	1,044,319
	TOTAL U.S. TREASURY INFLATION INDEXED NOTE (Cost $1,044,105)	1,044,319

	U. S. TREASURY NOTE - 2.33%
1,245,000	1.50%, 11/30/2019	1,241,839
	TOTAL U.S. TREASURY NOTE (Cost $1,243,596)	1,241,839

Shares	SHORT-TERM INVESTMENTS - 10.93%
	Money Market Fund - 2.22%
1,184,714	First American Treasury Obligations Fund, Class Z, 2.23% (d)	1,184,714
	TOTAL MONEY MARKET FUND (Cost $1,184,714)	1,184,714

Principal Amount
	U.S. Treasury Bills - 8.71%
$400,000	2.09%, 8/15/19 (e)	398,956
1,000,000	2.06%, 9/12/19 (e)	995,828
2,365,000	2.09%, 10/10/19 (e)	2,351,133
900,000	2.02%, 1/02/20 (e)	890,669
	TOTAL U.S. TREASURY BILLS (Cost $4,633,597)	4,636,586
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,818,311)	5,821,300

	Total Investments in Securities (Cost $44,909,106) - 99.87%	53,190,970
	Other Assets in Excess of Liabilities - 0.13%	71,522
	TOTAL NET ASSETS - 100.00%	$53,262,492

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2019.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2019.
(e)	Rate shown is the discount rate at June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 89.80%	Value
	Auto Components - 0.93%
4,737	Gentex Corp.	$116,578
11,208	Nexen Corp. (b)	63,968
		180,546
	Automobiles - 0.47%
3,800	Subaru Corp. (b)	92,308
	Beverages - 3.89%
6,784	Heineken N.V. (b)	757,061
	Chemicals - 1.98%
838	Sherwin-Williams Co.	384,047
	Diversified Financial Services - 5.05%
4,609	Berkshire Hathaway, Inc. - Class B (a)	982,500
	Food & Staples Retailing - 5.83%
20,787	CVS Health Corp.	1,132,684
	Food Products - 0.98%
1,849	Nestle SA - ADR	191,187
	Health Care Providers & Services - 3.89%
5,621	McKesson Corp.	755,406
	Hotels, Restaurants & Leisure - 10.49%
32,575	Compass Group plc (b)	780,628
356,550	Domino's Pizza Group plc (b)	1,258,790
		2,039,418
	Household Durables - 3.32%
12,317	Sony Corp. - ADR	645,288
	Insurance - 6.01%
75,915	AIA Group Ltd. (b)	818,751
1,812	Aon plc	349,680
		1,168,431
	Interactive Media & Services - 2.28%
9,774	Tencent Holdings Ltd. - ADR	442,371
	Internet & Direct Marketing Retail - 4.05%
420	Booking Holdings, Inc. (a)	787,378
	Internet Media - 3.94%
6,527	Baidu, Inc. - ADR (a)	766,009
	IT Services - 3.96%
12,140	Cognizant Technology Solutions Corp. - Class A	769,555
	Media - 3.89%
17,886	Comcast Corp. - Class A	756,220
	Pharmaceuticals - 13.13%
5,882	Allergan plc	984,823
12,988	Novartis AG - ADR	1,185,934
10,900	Roche Holding AG - ADR	382,590
		2,553,347
	Road & Rail - 4.10%
6,537	Kansas City Southern	796,337
	Software - 7.87%
5,734	Microsoft Corp.	768,127
13,392	Oracle Corp.	762,942
		1,531,069
	Specialty Retail - 3.74%
4,724	Advance Auto Parts, Inc.	728,157
	TOTAL COMMON STOCKS (Cost $15,416,864)	17,459,319

	PREFERRED STOCKS - 8.00%
	Auto Components - 0.60%
14,157	Nexen Corp., 2.08% (b)	47,266
19,043	Nexen Tire Corp., 2.52% (b)	68,773
		116,039
	Capital Markets - 0.42%
2,000	Korea Investment Holdings Co. Ltd., 3.89% (b)	82,190
	Containers & Packaging - 0.06%
5,450	NPC, 4.40% (b)	10,738
	Personal Products - 0.49%
1,870	AMOREPACIFIC Group, 1.19% (b)	42,918
75	LG Household & Health Care Ltd., 1.16% (b)	52,353
		95,271
	Semiconductors & Semiconductor Equipment - 6.43%
37,760	Samsung Electronics Co., Ltd., 2.78% (b)	1,250,873
	TOTAL PREFERRED STOCKS (Cost $1,097,263)	1,555,111

	MONEY MARKET FUND - 3.99%
774,621	First American Treasury Obligations Fund, Class Z, 2.23% (c)	774,621
	TOTAL MONEY MARKET FUND (Cost $774,621)	774,621

	Total Investments in Securities (Cost $17,288,748) - 101.79%	19,789,051
	Liabilities in Excess of Other Assets - (1.79)%	(347,105)
	TOTAL NET ASSETS - 100.00%	$19,441,946

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	54.0%
United Kingdom	10.5%
Switzerland	9.1%
Republic of Korea	8.3%
China	6.2%
Hong Kong	4.2%
Netherlands	3.9%
Japan	3.8%
100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 96.49%	Value
	Banks - 2.78%
10,974	Wells Fargo & Co.	$519,290
	Beverages - 4.09%
6,843	Heineken N.V. (b)	763,645
	Chemicals - 2.27%
925	Sherwin-Williams Co. (d)	423,918
	Communications Equipment - 2.46%
2,755	Motorola Solutions, Inc. (d)	459,341
	Diversified Financial Services - 5.32%
4,662	Berkshire Hathaway, Inc. - Class B (a) (d)	993,798
	Food & Staples Retailing - 3.80%
13,043	CVS Health Corp. (d)	710,713
	Food Products - 3.05%
4,246	Hershey Co.	569,091
	Health Care Providers & Services - 4.17%
5,803	McKesson Corp. (d)	779,865
	Health Care Technology - 2.01%
5,124	Cerner Corp.	375,589
	Hotels, Restaurants & Leisure - 5.06%
18,005	Compass Group plc (b)	431,472
6,134	Starbucks Corp.	514,214
		945,686
	Insurance - 4.66%
4,508	Aon plc (d)	869,954
	Interactive Media & Services - 2.47%
427	Alphabet, Inc. - Class C (a)	461,549
	Internet & Direct Marketing Retail - 4.37%
436	Booking Holdings, Inc. (a) (d)	817,374
	Internet Media - 1.22%
1,951	Baidu, Inc. - ADR (a)	228,969
	IT Services - 3.94%
11,606	Cognizant Technology Solutions Corp. - Class A (d)	735,704
	Media - 6.70%
17,085	Comcast Corp. - Class A (d)	722,355
5,084	Liberty Broadband Corp. (a)	529,854
		1,252,209
	Multiline Retail - 3.14%
5,460	Dollar Tree, Inc. (a)	586,349
	Pharmaceuticals - 10.36%
6,123	Allergan plc (d)	1,025,174
9,974	Novartis AG - ADR (d)	910,726
		1,935,900
	Pharmaceutical Preparation and Manufacturing - 1.95%
2,610	Johnson & Johnson	363,521
	Road & Rail - 4.56%
6,999	Kansas City Southern (d)	852,618
	Software - 11.49%
10,171	Microsoft Corp. (d)	1,362,508
13,757	Oracle Corp. (d)	783,736
		2,146,244
	Specialty Retail - 3.47%
4,201	Advance Auto Parts, Inc. (d)	647,542
	Technology Hardware, Storage & Peripherals - 1.12%
206	Samsung Electronics Co., Ltd. (b)	209,502
	Trading Companies & Distributors - 2.03%
2,325	Watsco, Inc.	380,207
	TOTAL COMMON STOCKS (Cost $14,910,672)	18,028,578

	MONEY MARKET FUND - 3.07%
573,350	First American Treasury Obligations Fund, Class Z, 2.23% (c)	573,350
	TOTAL MONEY MARKET FUND (Cost $573,350)	573,350

	Total Investments in Securities (Cost $15,484,022) - 99.56%	18,601,928
	Other Assets in Excess of Liabilities - 0.44%	82,355
	TOTAL NET ASSETS - 100.00%	$18,684,283

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2019.
(d)	All or a portion of the security has been segregated for open short positions.

Schedule of Securities Sold Short at June 30, 2019 (Unaudited)

Shares	SECURITIES SOLD SHORT - 55.90%	Value
	Exchange-Traded Funds - 55.90%
27,755	Invesco QQQ Trust Series 1	$5,182,969
17,957	SPDR S&P 500 ETF Trust	5,261,401
	TOTAL SECURITIES SOLD SHORT (Proceeds $9,161,121)	$10,444,370

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Funds
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

 Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

 Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

 The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2019:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$92,440,287	$-	$-	$92,440,287
Consumer Staples	37,648,370	-	-	37,648,370
Financials	42,323,418	-	-	42,323,418
Healthcare	51,638,757	-	-	51,638,757
Industrials	23,315,213	-	-	23,315,213
Information Technology	75,330,802	-	-	75,330,802
Total Common Stocks	322,696,847	-	-	322,696,847
Preferred Stock
Information Technology	8,333,408	-	-	8,333,408
Total Preferred Stock	8,333,408	-	-	8,333,408
Money Market Fund	7,631,170	-	-	7,631,170
U.S. Treasury Bills	-	42,233,184	-	42,233,184
Total Short-Term Investments	7,631,170	42,233,184	-	49,864,354
Total Investments in Securities	$338,661,425	$42,233,184	$-	$380,894,609

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,957,717	$-	$-	$9,957,717
Consumer Staples	3,643,981	-	-	3,643,981
Financials	4,415,737	-	-	4,415,737
Healthcare	5,221,063	-	-	5,221,063
Industrials	2,321,329	-	-	2,321,329
Information Technology	7,490,936	-	-	7,490,936
Total Common Stocks	33,050,763	-	-	33,050,763
Preferred Stocks
Closed-End Fund	-	2,163,147	-	2,163,147
Information Technology	1,123,003	-	-	1,123,003
Total Preferred Stocks	1,123,003	2,163,147	-	3,286,150
Exchange-Traded Fund	755,910	-	-	755,910
Fixed Income
Corporate Bonds	-	4,415,569	-	4,415,569
Municipal Bonds	-	3,575,120	-	3,575,120
Total Fixed Income	-	7,990,689	-	7,990,689
U.S. Treasury Inflation Indexed Note	-	1,044,319	-	1,044,319
U.S. Treasury Note	-	1,241,839	-	1,241,839
Money Market Fund	1,184,714	-	-	1,184,714
U.S. Treasury Bills	-	4,636,586	-	4,636,586
Total Short-Term Investments	1,184,714	4,636,586	-	5,821,300
Total Investments in Securities	$36,114,390	$17,076,580	$-	$53,190,970

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,613,362	$-	$-	$5,613,362
Consumer Staples	2,080,931	-	-	2,080,931
Financials	2,150,932	-	-	2,150,932
Healthcare	3,308,754	-	-	3,308,754
Industrials	796,337	-	-	796,337
Information Technology	3,509,003	-	-	3,509,003
Total Common Stocks	17,459,319	-	-	17,459,319
Preferred Stocks
Consumer Discretionary	116,039	-	-	116,039
Consumer Staples	95,271	-	-	95,271
Financials	82,190	-	-	82,190
Information Technology	1,250,873	-	-	1,250,873
Materials	10,738	-	-	10,738
Total Preferred Stocks	1,555,111	-	-	1,555,111
Money Market Fund	774,621	-	-	774,621
Total Investments in Securities	$19,789,051	$-	$-	$19,789,051

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,673,078	$-	$-	$4,673,078
Consumer Staples	2,043,449	-	-	2,043,449
Financials	2,383,042	-	-	2,383,042
Healthcare	3,454,875	-	-	3,454,875
Industrials	1,232,825	-	-	1,232,825
Information Technology	4,241,309	-	-	4,241,309
Total Common Stocks	18,028,578	-	-	18,028,578
Money Market Fund	573,350	-	-	573,350
Total Investments in Securities	$18,601,928	$-	$-	$18,601,928

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$10,444,370	$-	$-	$10,444,370
Total Securities Sold Short	$10,444,370	$-	$-	$10,444,370

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2019, the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2019.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
     Jeffrey T. Rauman, President/Chief Executive
     Officer/Principal Executive Officer

Date 8/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
     Officer/Principal Executive Officer

Date 8/27/2019

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
          Financial Officer

Date 8/23/2019

* Print the name and title of each signing officer under his or her signature.